Fair value estimates - Fair value of loans and financing (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed - Fair Value, Level 2 - BRL
BRL in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Fair value estimates
Financial liabilities, at fair value	BRL 19,279,662	BRL 15,656,743
Secondary market | Loans and financing in foreign currency | Bonds | VOTO IV
Fair value estimates
Financial liabilities, at fair value	349,595	339,412
Secondary market | Loans and financing in foreign currency | Bonds | Fibria Overseas Finance Ltd.
Fair value estimates
Financial liabilities, at fair value	6,589,506	1,965,237
Discounted cash flow, LIBOR | Loans and financing in foreign currency | Export credits | U.S. Dollar
Fair value estimates
Financial liabilities, at fair value	2,267,818	5,095,285
Discounted cash flow, LIBOR | Loans and financing in foreign currency | Finnvera | U.S. Dollar
Fair value estimates
Financial liabilities, at fair value	1,356,872	1,107,075
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | Currency basket
Fair value estimates
Financial liabilities, at fair value	481,088	506,779
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | BNDES | TJLP
Fair value estimates
Financial liabilities, at fair value	1,908,852	1,424,974
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | BNDES | Fixed
Fair value estimates
Financial liabilities, at fair value	79,226	106,128
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | BNDES | Selic
Fair value estimates
Financial liabilities, at fair value	385,477	164,368
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | BNB
Fair value estimates
Financial liabilities, at fair value	149,189	105,734
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | CRA
Fair value estimates
Financial liabilities, at fair value	4,783,841	3,786,581
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | FINEP
Fair value estimates
Financial liabilities, at fair value	1,133	1,676
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | FINAME
Fair value estimates
Financial liabilities, at fair value	167	2,130
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | NCE
Fair value estimates
Financial liabilities, at fair value	392,246	672,653
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | Midwest Fund
Fair value estimates
Financial liabilities, at fair value		11,138
Discounted cash flow, Brazilian interbank rate (DI 1) | Loans and financing in Reais | FDCO
Fair value estimates
Financial liabilities, at fair value	BRL 534,652	BRL 367,573